INCOME TAXES (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) M Y	Dec. 31, 2014 CNY
Income Taxes 1	16.50%	16.50%
Income Taxes 2		154.87
Income Taxes 3	$ 25.23
Income Taxes 4	15.00%	15.00%
Income Taxes 5	10.00%	10.00%
Income Taxes 6	12.50%	12.50%
Income Taxes 7	50.00%	50.00%
Income Taxes 8	12.00%	12.00%
Income Taxes 9	10	10
Income Taxes 10	15.00%	15.00%
Income Taxes 11	12	12